Share-Based Compensation (Details) - Schedule of share based compensation expense - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of share based compensation expense [Abstract]
Research and development	$ 1,518	$ 320	$ 303
Sales and marketing	217	65	72
General and administrative	419	46	36
Cost of revenues	57	8
Total share-based compensation expense	$ 2,211	$ 439	$ 411